Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

June 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Industrials – 21.7%
Aerospace & Defense – 2.3%
Babcock International Group PLC(a)	1,960,987	$7,044,097
QinetiQ Group PLC	535,435	2,413,336
Saab AB - Class B	290,751	15,740,086

		25,197,519

Air Freight & Logistics – 1.0%
Cia de Distribucion Integral Logista Holdings SA	94,706	2,553,875
Hamakyorex Co., Ltd.	90,100	2,402,527
Mitsui-Soko Holdings Co., Ltd.	76,500	1,862,601
Senko Group Holdings Co., Ltd.	302,600	2,178,018
Trancom Co., Ltd.	41,400	1,893,788

		10,890,809

Building Products – 1.2%
Bunka Shutter Co., Ltd.	284,300	2,190,443
Fletcher Building Ltd.	1,397,237	4,657,212
Inwido AB	234,501	2,134,174
Volution Group PLC	329,899	1,584,550
Zehnder Group AG	28,409	2,300,324

		12,866,703

Commercial Services & Supplies – 0.7%
Downer EDI Ltd.	1,952,912	5,361,884
Mitie Group PLC	2,051,621	2,514,448

		7,876,332

Construction & Engineering – 2.2%
Balfour Beatty PLC	2,095,811	9,071,000
Budimex SA	27,878	2,463,631
Hazama Ando Corp.	1,299,400	9,718,992
Veidekke ASA	209,738	2,247,137

		23,500,760

Electrical Equipment – 1.4%
Nexans SA	89,408	7,753,501
TKH Group NV	142,274	7,061,520

		14,815,021

Ground Transportation – 1.0%
Maruzen Showa Unyu Co., Ltd.	83,100	2,270,150
Nikkon Holdings Co., Ltd.	122,700	2,452,240
NTG Nordic Transport Group A/S(a)	36,569	2,313,590
Redde Northgate PLC	414,541	1,974,250
Sakai Moving Service Co., Ltd.	66,600	2,314,733

		11,324,963

Industrial Conglomerates – 1.1%
Bidvest Group Ltd. (The)	689,577	9,585,656
Nolato AB - Class B	468,248	2,203,924

		11,789,580

Company	Shares	U.S. $ Value

Machinery – 5.7%
Amada Co., Ltd.	876,700	$8,649,402
ANDRITZ AG	45,758	2,551,916
ATS Corp.(a)	235,845	10,850,917
Ebara Corp.	61,400	2,945,892
Fuji Corp./Aichi	489,400	8,679,975
Glory Ltd.	417,800	8,382,439
IMI PLC	134,481	2,805,288
Kawasaki Heavy Industries Ltd.	390,500	9,997,788
Nabtesco Corp.	266,200	5,883,497
Turk Traktor ve Ziraat Makineleri AS	131,535	2,053,698

		62,800,812

Marine Transportation – 0.3%
Golden Ocean Group Ltd.	213,566	1,607,457
Hoegh Autoliners ASA	342,862	1,943,724

		3,551,181

Passenger Airlines – 0.9%
JET2 PLC	159,814	2,529,117
Wizz Air Holdings PLC(a) (b)	217,434	7,565,553

		10,094,670

Professional Services – 1.5%
Bell System24 Holdings, Inc.(a)	223,400	2,114,282
Danel Adir Yeoshua Ltd.	29,754	2,111,345
dip Corp.	259,800	6,489,478
McMillan Shakespeare Ltd.	223,742	2,698,588
NICE Information Service Co., Ltd.	96,952	754,862
Transcosmos, Inc.	99,800	2,483,353

		16,651,908

Trading Companies & Distributors – 0.6%
Howden Joinery Group PLC	274,319	2,241,286
Russel Metals, Inc.	95,816	2,654,423
Yuasa Trading Co., Ltd.	71,400	2,180,492

		7,076,201

Transportation Infrastructure – 1.8%
Anhui Expressway Co., Ltd. - Class H	2,344,000	2,268,317
Grupo Aeroportuario del Centro Norte SAB de CV	1,118,882	11,896,741
Gujarat Pipavav Port Ltd.	1,729,028	2,597,989
Sumitomo Warehouse Co., Ltd. (The)	151,600	2,496,250

		19,259,297

		237,695,756

Consumer Discretionary – 13.9%
Automobile Components – 3.0%
Dowlais Group PLC(a)	4,467,577	7,205,751
Forvia (Paris)(a)	422,944	9,981,941
Mahle-Metal Leve SA	289,600	2,814,833
Niterra Co., Ltd.	128,700	2,582,185
Schaeffler AG (Preference Shares)	328,124	2,025,421
Tianneng Power International Ltd.	292,000	302,467
Toyo Tire Corp.	615,894	8,179,056

		33,091,654

Company	Shares	U.S. $ Value

Automobiles – 0.7%
Piaggio & C SpA	1,753,557	$7,276,096

Distributors – 0.1%
Doshisha Co., Ltd.	35,400	569,873

Hotels, Restaurants & Leisure – 3.5%
Domino’s Pizza Group PLC	642,515	2,252,142
Entain PLC	410,399	6,636,057
Greggs PLC	84,028	2,729,657
Jollibee Foods Corp.	2,107,490	9,143,444
Jumbo Interactive Ltd.	248,403	2,370,686
KFC Holdings Japan Ltd.	113,500	2,237,678
Kindred Group PLC	725,438	7,719,644
Tongcheng Travel Holdings Ltd.(a)	2,440,000	5,125,115

		38,214,423

Household Durables – 0.5%
Ki-Star Real Estate Co., Ltd.	165,000	5,679,936

Leisure Products – 1.0%
BRP, Inc.	100,106	8,462,631
Sega Sammy Holdings, Inc.	130,500	2,795,673

		11,258,304

Specialty Retail – 1.5%
ABC-Mart, Inc.	124,700	6,776,604
EDION Corp.	232,900	2,352,846
Kohnan Shoji Co., Ltd.	79,900	1,945,410
Mobilezone Holding AG (REG)	59,999	920,756
Pet Valu Holdings Ltd.	79,514	1,824,666
Sleep Country Canada Holdings, Inc.(b)	114,976	2,491,761

		16,312,043

Textiles, Apparel & Luxury Goods – 3.6%
Asics Corp.	361,600	11,190,081
Eclat Textile Co., Ltd.	433,000	6,962,767
Handsome Co., Ltd.	68,710	1,216,416
HUGO BOSS AG	93,739	7,326,767
JNBY Design Ltd.(b)	1,072,000	1,164,619
Marimekko Oyj	244,347	2,423,680
Pandora A/S	99,617	8,903,932

		39,188,262

		151,590,591

Information Technology – 12.0%
Communications Equipment – 0.4%
Sterlite Technologies Ltd.	1,715,358	3,068,134
VTech Holdings Ltd.	253,800	1,666,806

		4,734,940

Electronic Equipment, Instruments & Components – 2.5%
Anritsu Corp.	135,700	1,159,016
AUO Corp.(a)	11,551,000	6,932,109
E Ink Holdings, Inc.	1,717,000	12,490,003
Kaga Electronics Co., Ltd.	62,600	2,786,429
Mycronic AB	102,920	2,548,739
Test Research, Inc.	909,000	1,765,759

		27,682,055

Company	Shares	U.S. $ Value

IT Services – 0.6%
Computacenter PLC	70,507	$2,046,108
NSD Co., Ltd.	52,700	1,059,534
Sonata Software Ltd.	239,371	2,968,576

		6,074,218

Semiconductors & Semiconductor Equipment – 6.6%
ASPEED Technology, Inc.	24,600	2,265,777
BE Semiconductor Industries NV	15,463	1,677,027
Elan Microelectronics Corp.	421,000	1,376,757
Himax Technologies, Inc. (ADR)	558,288	3,768,444
King Yuan Electronics Co., Ltd.(a)	467,000	857,335
LX Semicon Co., Ltd.	31,826	2,770,175
Melexis NV	22,677	2,226,840
Micronics Japan Co., Ltd.	212,900	2,981,388
Nanya Technology Corp.	3,692,000	8,416,900
Optorun Co., Ltd.	332,900	5,636,775
Phison Electronics Corp.	123,000	1,631,042
Pixart Imaging, Inc.	278,000	979,688
Rorze Corp.	89,600	7,305,438
Sanken Electric Co., Ltd.	167,000	15,755,004
SCREEN Holdings Co., Ltd.	31,400	3,576,429
Siltronic AG	72,567	5,552,227
Sino-American Silicon Products, Inc.(a)	405,000	2,112,187
Sitronix Technology Corp.	95,000	719,117
Tokyo Seimitsu Co., Ltd.	44,900	2,486,220

		72,094,770

Software – 1.7%
Atoss Software AG	10,516	2,381,257
Fortnox AB	388,005	2,291,124
IRESS Ltd.	358,807	2,463,124
Oracle Financial Services Software Ltd.	57,629	2,720,579
Tanla Platforms Ltd.	604,181	7,550,390
WingArc1st, Inc.	78,900	1,305,571

		18,712,045

Technology Hardware, Storage & Peripherals – 0.2%
Wistron Corp.	643,000	1,876,122

		131,174,150

Financials – 11.9%
Banks – 6.6%
Alpha Services and Holdings SA(a)	3,428,771	5,616,176
Banco de Sabadell SA	8,189,620	9,442,216
Bank Handlowy w Warszawie SA	115,690	2,458,605
Bank of Ireland Group PLC	1,017,958	9,718,889
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	23,997,200	1,888,724
Bank Pembangunan Daerah Jawa Timur Tbk PT	43,073,500	1,853,087
BAWAG Group AG(a) (b)	148,840	6,861,848
BNK Financial Group, Inc.	393,601	2,077,642
City Union Bank Ltd.	3,123,994	4,847,320
Juroku Financial Group, Inc.	105,000	2,268,397

Company	Shares	U.S. $ Value

KBC Ancora	50,633	$2,314,922
Kiatnakin Phatra Bank PCL	1,068,600	1,804,109
Mebuki Financial Group, Inc.	3,272,000	7,762,913
Seven Bank Ltd.	593,100	1,165,011
Spar Nord Bank A/S	157,929	2,471,637
Sydbank AS	58,916	2,724,137
Virgin Money UK PLC	3,631,593	6,915,308

		72,190,941

Capital Markets – 1.6%
Azimut Holding SpA	112,489	2,427,252
Banca Generali SpA	67,196	2,311,799
Intermediate Capital Group PLC	479,434	8,403,882
Man Group PLC/Jersey	764,220	2,122,300
Polar Capital Holdings PLC	351,234	2,301,705

		17,566,938

Consumer Finance – 0.2%
Jaccs Co., Ltd.	72,300	2,529,147

Financial Services – 1.4%
First National Financial Corp.	75,750	2,171,147
Genertec Universal Medical Group Co., Ltd.(b)	3,682,500	2,026,555
L&T Finance Holdings Ltd.	4,081,853	6,377,913
OSB Group PLC	217,667	1,332,284
REC Ltd.	1,752,758	3,529,732

		15,437,631

Insurance – 2.1%
Coface SA	160,703	2,216,731
Hiscox Ltd.	521,643	7,232,105
Protector Forsikring ASA	177,030	2,729,082
SCOR SE	268,528	7,894,039
UNIQA Insurance Group AG	267,325	2,144,852

		22,216,809

		129,941,466

Communication Services – 9.0%
Diversified Telecommunication Services – 0.6%
ARTERIA Networks Corp.	160,500	2,198,504
Gamma Communications PLC	164,937	2,390,747
Telecom Egypt Co.	2,315,103	1,937,598

		6,526,849

Entertainment – 3.7%
Capcom Co., Ltd.	180,100	7,139,241
CTS Eventim AG & Co. KGaA	36,799	2,327,394
GungHo Online Entertainment, Inc.	387,400	7,628,510
International Games System Co., Ltd.	788,000	15,703,262
Soft-World International Corp.	432,000	1,403,058
Ubisoft Entertainment SA(a)	219,632	6,207,992

		40,409,457

Interactive Media & Services – 1.2%
AfreecaTV Co., Ltd.	33,296	1,864,063
Hello Group, Inc. (Sponsored ADR)	272,748	2,621,108
Kakaku.com, Inc.	464,400	6,689,709
Rightmove PLC	369,792	2,456,620

		13,631,500

Company	Shares	U.S. $ Value

Media – 3.5%
Criteo SA (Sponsored ADR)(a)	247,515	$8,351,156
IPSOS	40,942	2,278,141
Kadokawa Corp.	412,900	9,904,282
Perion Network Ltd.(a)	75,453	2,371,638
Stroeer SE & Co. KGaA(a)	131,387	6,383,128
Sun TV Network Ltd.	1,226,125	6,548,544
Television Francaise 1	279,080	1,917,227

		37,754,116

		98,321,922

Materials – 7.6%
Chemicals – 1.9%
Castrol India Ltd.	1,421,585	2,097,705
Dongjin Semichem Co., Ltd.	54,875	1,768,324
Elkem ASA(b)	618,614	1,431,860
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,342,724	9,821,608
Tosoh Corp.	466,800	5,521,368

		20,640,865

Construction Materials – 0.2%
CSR Ltd.	687,879	2,385,870

Containers & Packaging – 0.6%
Rengo Co., Ltd.	997,300	6,145,425

Metals & Mining – 3.9%
APERAM SA	190,280	5,941,918
Capstone Mining Corp.(a)	1,605,387	7,283,167
Central Asia Metals PLC	677,336	1,550,110
Champion Iron Ltd.	486,547	1,980,362
Endeavour Mining PLC	325,805	7,808,499
Grange Resources Ltd.	3,535,408	1,266,309
Lundin Mining Corp.	892,547	6,993,499
Pan African Resources PLC	10,830,175	1,729,949
Perenti Ltd.(a)	2,587,586	1,773,207
Shougang Fushan Resources Group Ltd.	6,768,000	1,705,148
SSAB AB - Class B	396,385	2,748,585
Stelco Holdings, Inc.	70,669	2,305,578

		43,086,331

Paper & Forest Products – 1.0%
Daiken Corp.	148,700	2,367,810
Ence Energia y Celulosa SA	167,654	529,229
Interfor Corp.(a)	419,530	7,910,820

		10,807,859

		83,066,350

Health Care – 6.2%
Biotechnology – 1.0%
BioGaia AB - Class B	241,049	2,592,562
Clinuvel Pharmaceuticals Ltd.	176,177	2,109,680
Hugel, Inc.(a)	70,353	5,902,971

		10,605,213

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 2.8%
Chularat Hospital PCL - Class F	16,862,000	$1,426,766
ConvaTec Group PLC(b)	2,644,306	6,896,530
Eiken Chemical Co., Ltd.	197,900	2,119,724
Getinge AB - Class B	313,464	5,499,295
Japan Lifeline Co., Ltd.	315,600	2,265,251
LivaNova PLC(a)	167,330	8,605,782
Revenio Group Oyj	64,946	2,248,269
Riverstone Holdings Ltd.	4,737,300	2,176,212

		31,237,829

Health Care Providers & Services – 0.5%
Australian Clinical Labs Ltd.(b)	975,818	2,241,734
Odontoprev SA	1,097,680	2,877,049

		5,118,783

Pharmaceuticals – 1.9%
Chong Kun Dang Pharmaceutical Corp.	15,856	989,594
Faes Farma SA	464,806	1,614,973
Hypera SA	1,017,100	9,773,354
Mega Lifesciences PCL	2,018,600	2,135,030
Procter & Gamble Health Ltd.	20,217	1,293,883
Sanofi India Ltd.	32,184	2,713,059
United Laboratories International Holdings Ltd. (The)	2,600,000	2,173,174

		20,693,067

		67,654,892

Energy – 4.3%
Energy Equipment & Services – 0.2%
Pason Systems, Inc.	206,922	1,794,704

Oil, Gas & Consumable Fuels – 4.1%
Beach Energy Ltd.	8,156,588	7,353,950
BW LPG Ltd.(b)	242,160	2,416,486
Cosmo Energy Holdings Co., Ltd.	243,100	6,644,048
Enerplus Corp.	483,292	7,004,496
Harbour Energy PLC	300,088	872,306
Itochu Enex Co., Ltd.	282,900	2,492,941
New Hope Corp., Ltd.	279,237	904,587
Oil Refineries Ltd.	7,120,141	2,041,088
Parex Resources, Inc.	119,274	2,391,332
Petroreconcavo S/A	345,700	1,384,042
Serica Energy PLC	567,643	1,516,648
Spartan Delta Corp.	226,992	813,898
Spartan Delta Corp.(a) (c)	226,992	0
Star Petroleum Refining PCL	13,823,000	3,138,490
Thungela Resources Ltd.	69,169	542,580
Viva Energy Group Ltd.(b)	1,122,343	2,255,491
Whitecap Resources, Inc.	309,389	2,164,964
Whitehaven Coal Ltd.	162,666	729,206

		44,666,553

		46,461,257

Company	Shares	U.S. $ Value

Real Estate – 4.2%
Diversified REITs – 0.4%
H&R Real Estate Investment Trust	253,823	$1,963,907
Lar Espana Real Estate Socimi SA	401,600	2,397,497

		4,361,404

Health Care REITs – 0.7%
Assura PLC	13,426,154	7,741,248

Industrial REITs – 0.2%
AIMS APAC REIT(d)	2,363,215	2,173,558

Office REITs – 0.8%
AREIT, Inc.	3,346,600	2,103,769
Keppel Pacific Oak US REIT(b)	6,659,500	2,097,743
Manulife US Real Estate Investment Trust(b)	14,193,800	2,464,214
Regional REIT Ltd.(b)	3,422,612	2,029,916

		8,695,642

Real Estate Management & Development – 0.7%
First Capital Real Estate Investment Trust	200,465	2,212,340
IWG PLC(a)	2,343,218	4,109,180
Kerry Properties Ltd.	958,000	1,993,010

		8,314,530

Residential REITs – 0.2%
Morguard North American Residential Real Estate Investment Trust	168,460	2,142,707

Retail REITs – 1.2%
Charter Hall Retail REIT	2,633,488	6,352,910
Immobiliare Grande Distribuzione SIIQ SpA	688,395	1,818,729
Lendlease Global Commercial REIT	4,458,300	2,180,219
Mercialys SA	273,277	2,469,581

		12,821,439

		46,250,528

Consumer Staples – 3.6%
Beverages – 1.6%
Heineken Malaysia Bhd	377,900	2,113,163
Hite Jinro Co., Ltd.	405,497	6,666,570
Royal Unibrew A/S	94,087	8,422,041

		17,201,774

Consumer Staples Distribution & Retail – 1.5%
Grupo Comercial Chedraui SA de CV	454,794	2,591,611
HelloFresh SE(a)	287,324	7,106,289
Sendas Distribuidora S/A	1,781,953	5,117,133
Sheng Siong Group Ltd.	534,800	648,848
Sonae SGPS SA	1,738,313	1,709,005

		17,172,886

Company	Shares	U.S. $ Value

Food Products – 0.3%
Astral Foods Ltd.	170,466	$1,387,911
Austevoll Seafood ASA	32,703	225,888
Ta Ann Holdings Bhd	2,657,000	1,901,313

		3,515,112

Personal Care Products – 0.2%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	39,580,500	1,927,215

		39,816,987

Utilities – 2.8%
Electric Utilities – 0.5%
Enerjisa Enerji AS(b)	1,657,880	2,244,212
Genesis Energy Ltd.	2,087,002	3,503,392

		5,747,604

Independent Power and Renewable Electricity Producers – 1.1%
Capital Power Corp.	370,899	11,787,015

Multi-Utilities – 1.2%
Sembcorp Industries Ltd.	3,001,600	12,790,005

		30,324,624

Total Common Stocks (cost $974,067,707)		1,062,298,523

WARRANTS – 0.0%
Financials – 0.0%
Banks – 0.0%
Kiatnakin Phatra Bank PCL, expiring 03/17/2026(a)	89,050	8,037
Kiatnakin Phatra Bank PCL, expiring 03/17/2024(a)	89,050	3,291

		11,328

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Logan Energy Corp. CA, , expiring 07/31/2023(a) (c)	226,992	0

Total Warrants (cost $3,449)		11,328

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.02%(e) (f) (g) (cost $22,865,876)	22,865,876	22,865,876

Total Investments – 99.3% (cost $996,937,032)(h)		1,085,175,727
Other assets less liabilities – 0.7%		8,145,538

Net Assets – 100.0%		$1,093,321,265

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	25,875	USD	5,086	07/05/2023	$(318,114)
Bank of America, NA	USD	5,369	BRL	25,875	07/05/2023	34,761
Bank of America, NA	GBP	14,657	USD	18,261	07/21/2023	(355,469)
Bank of America, NA	USD	2,751	NOK	29,530	09/13/2023	7,391
Bank of America, NA	TWD	138,809	USD	4,542	09/14/2023	77,633
Barclays Bank PLC	PHP	681,756	USD	12,135	07/27/2023	(191,070)
Barclays Bank PLC	EUR	17,081	USD	18,811	07/31/2023	148,144
Barclays Bank PLC	USD	2,847	CAD	3,773	08/24/2023	2,934
Barclays Bank PLC	JPY	608,893	USD	4,349	08/25/2023	96,625
Barclays Bank PLC	JPY	558,192	USD	3,898	08/25/2023	(229)
Barclays Bank PLC	USD	5,135	JPY	728,767	08/25/2023	(44,501)
Barclays Bank PLC	USD	5,697	MYR	26,120	09/21/2023	(47,381)
BNP Paribas SA	EUR	3,031	USD	3,260	07/31/2023	(51,379)
BNP Paribas SA	NZD	4,385	USD	2,701	08/24/2023	10,371
Citibank, NA	USD	3,364	IDR	50,440,802	07/12/2023	(10,589)
Citibank, NA	USD	20,425	CHF	18,222	07/21/2023	(33,716)
Citibank, NA	USD	15,731	INR	1,292,398	09/25/2023	(26,187)
Deutsche Bank AG	USD	12,734	ILS	45,846	08/08/2023	(353,216)
Deutsche Bank AG	ZAR	61,456	USD	3,263	08/23/2023	13,830
Deutsche Bank AG	USD	3,937	AUD	5,806	08/25/2023	(63,276)
Goldman Sachs Bank USA	EUR	2,579	USD	2,803	07/31/2023	(14,466)
Goldman Sachs Bank USA	USD	25,286	AUD	37,264	08/25/2023	(427,006)
Morgan Stanley Capital Services, Inc.	BRL	25,875	USD	5,369	07/05/2023	(34,761)
Morgan Stanley Capital Services, Inc.	USD	5,401	BRL	25,875	07/05/2023	3,158
Morgan Stanley Capital Services, Inc.	CNH	19,662	USD	2,850	07/07/2023	145,200
Morgan Stanley Capital Services, Inc.	USD	9,002	CNH	61,570	07/07/2023	(531,814)
Morgan Stanley Capital Services, Inc.	MXN	127,244	USD	7,003	07/13/2023	(419,561)
Morgan Stanley Capital Services, Inc.	CHF	2,784	USD	3,086	07/21/2023	(29,493)
Morgan Stanley Capital Services, Inc.	GBP	2,135	USD	2,728	07/21/2023	16,585
Morgan Stanley Capital Services, Inc.	USD	4,867	GBP	3,814	07/21/2023	(22,763)
Morgan Stanley Capital Services, Inc.	KRW	3,574,122	USD	2,683	07/27/2023	(32,455)
Morgan Stanley Capital Services, Inc.	USD	21,557	KRW	28,452,208	07/27/2023	56,055
Morgan Stanley Capital Services, Inc.	EUR	3,148	USD	3,389	07/31/2023	(50,182)
Morgan Stanley Capital Services, Inc.	BRL	25,875	USD	5,373	08/02/2023	(4,282)
Morgan Stanley Capital Services, Inc.	USD	4,686	JPY	658,760	08/25/2023	(84,422)
Natwest Markets PLC	SGD	18,234	USD	13,745	07/13/2023	258,201
Natwest Markets PLC	USD	2,922	SGD	3,924	07/13/2023	(19,965)
Natwest Markets PLC	USD	2,901	PHP	161,227	07/27/2023	13,641
Natwest Markets PLC	CAD	3,773	USD	2,858	08/24/2023	7,638
Standard Chartered Bank	IDR	50,440,802	USD	3,369	07/12/2023	15,981
State Street Bank & Trust Co.	CNH	25,562	USD	3,643	07/07/2023	126,640
State Street Bank & Trust Co.	THB	165,308	USD	4,842	07/13/2023	176,444
State Street Bank & Trust Co.	USD	4,772	THB	165,308	07/13/2023	(106,171)
UBS AG	USD	2,169	KRW	2,814,389	07/27/2023	(31,339)
UBS AG	JPY	3,464,541	USD	25,155	08/25/2023	957,446
UBS AG	TWD	82,230	USD	2,702	09/14/2023	56,865

						$(1,078,264)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $44,188,522 or 4.0% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $177,207,385 and gross unrealized depreciation of investments was $(90,046,954), resulting in net unrealized appreciation of $87,160,431.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

June 30, 2023 (unaudited)

23.1%	Japan
10.0%	United Kingdom
6.4%	Canada
6.4%	Taiwan
5.2%	India
4.5%	France
3.9%	Australia
3.3%	Sweden
3.1%	Germany
2.5%	Singapore
2.3%	Denmark
2.2%	South Korea
2.0%	Brazil
23.0%	Other
2.1%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.7% or less in the following: Austria, Belgium, Burkina Faso, Chile, China, Egypt, Finland, Greece, Hong Kong, Indonesia, Ireland, Israel, Italy, Luxembourg, Malaysia, Malta, Mexico, Netherlands, New Zealand, Norway, Philippines, Poland, Portugal, South Africa, Spain, Switzerland, Thailand, Turkey and United States.

Bernstein Fund, Inc.

International Small Cap Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Common Stocks:
Industrials	$53,862,096	$183,833,660		$—		$237,695,756
Consumer Discretionary	27,475,464	124,115,127		—		151,590,591
Information Technology	3,768,444	127,405,706		—		131,174,150
Financials	8,214,663	121,726,803		—		129,941,466
Communication Services	10,972,264	87,349,658		—		98,321,922
Materials	33,851,673	49,214,677		—		83,066,350
Health Care	27,277,660	40,377,232		—		67,654,892
Energy	15,553,436	30,907,821		0	(a)	46,461,257
Real Estate	20,291,630	25,958,898		—		46,250,528
Consumer Staples	15,038,346	24,778,641		—		39,816,987
Utilities	11,787,015	18,537,609		—		30,324,624
Warrants	11,328	—		0	(a)	11,328
Short-Term Investments	22,865,876	—		—		22,865,876

Total Investments in Securities	250,969,895	834,205,832	(b)	0	(a)	1,085,175,727
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	—	2,225,543		—		2,225,543
Liabilities:
Forward Currency Exchange Contracts	—	(3,303,807)		—		(3,303,807)

Total	$250,969,895	$833,127,568		$0	(a)	$1,084,097,463

(a)	The Portfolio held securities with zero market value at period end.

(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2023 is as follows:

Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$18,404	$187,738	$183,276	$22,866	$527